Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

The following table (our “Pay-for-Performance Table”) reports the compensation of our principal executive officer (“PEO”) and the average compensation of our other Named Executive Officers (for purposes of this “Pay Versus Performance” section, the “NEOs”) for the past three fiscal years as reported in our Summary Compensation Table. The information reported in the Pay-for-Performance Table is meant to reflect the relationship between the executive compensation that the Company actually paid and certain measures of the Company’s financial performance. For information regarding the Company’s pay-for-performance philosophy and how we align executive compensation with the Company’s financial performance, refer to our Narrative Disclosure Regarding Compensation. In accordance with the reduced disclosure requirements for smaller reporting companies, we have not included a tabular list of financial performance measures, a “Company-Selected Measure,” or executive compensation data for any peer group of the Company, and we have reported the required pay-versus-performance information for two instead of three years.

			Average		Value of Initial
			Summary	Average	Fixed $100
			Compensation	Compensation	Investment
	Summary	Compensation	Table Total	Actually Paid	Based On Total	Net
	Compensation	Actually Paid	for Non-PEO	to Non-PEO	Shareholder	Income
	Table Total for	to	NEOs	NEOs	Return	($)
Year	PEO ($) (1)	PEO ($) (3)	($) (2)	($) (3)	($) (4)	(5)
2024	$603,288	$666,588	$464,561	$469,998	$132	$2,186,000
2023	$626,600	$588,500	$395,001	$366,522	$81	$610,000
2022	$560,000	$574,400	$323,610	$320,012	$122	$1,328,000

PEO Total Compensation Amount	$ 603,288	$ 626,600	$ 560,000
PEO Actually Paid Compensation Amount	$ 666,588	588,500	574,400
Adjustment To PEO Compensation, Footnote
Adjustments to Equity Awards to Determine	PEO			Non-PEO NEOs
Compensation “Actually Paid”	2024	2023	2022	2024	2023	2022
Average Summary Compensation Table Total	$603,288	$626,600	$560,000	$464,561	$395,001	$323,610
Minus amounts reported in the “Stock Awards” and "Option Awards" columns of the Summary Compensation Table.	$(316,800)	$(351,600)	$(288,000)	$(178,463)	$(64,408)	$(49,911)
Plus fair value as of the end of the covered year of awards granted during the covered year that are outstanding and unvested as of the end of the covered year.	$95,700	72,000		$191,400	$40,658	$45,849
Plus fair value as of the vesting date for awards granted during the covered year that vested during the covered year.	$284,400	$241,500	$302,400	—	—	—
Plus the change in fair value as of the vesting date (compared to as of the prior year end) of awards granted prior to the covered year that vested during the covered year.	—	—	—	$(7,500)	$(4,729)	464
Total Adjustments	63,300	(38,100)	14,400	$5,437	$(28,479)	$(3,598)
Compensation “Actually Paid”	$666,588	$588,500	$574,400	$469,998	$366,522	$320,012

(1)	Raymond C. Stachowiak, our PEO, was our Executive Chairman for each of the years presented.
(2)

During 2024, our non-PEO NEOs were Craig K. Tagawa and Gary Delanois. During 2023, our non-PEO NEOs were Craig K. Tagawa and Peter Gaccione. During 2022, our non-PEO NEO’s were Ernest R. Bates, Peter Gaccione and Craig K. Tagawa.

(3)

Compensation “actually paid” is calculated in accordance with Item 402(v) of Regulation S-K. The table below sets forth each adjustment to the equity awards granted to our NEOs during each year presented in the table to calculate the compensation actually paid to our NEOs each year. Values reported in the table below are roundest to the nearest dollar.

(4)

The amounts shown above represent the Company’s cumulative total shareholder return (“TSR”) on an assumed investment of $100 in shares of our Common Stock over the indicated measurement period. Cumulative TSR is calculated by dividing (i) the sum of the cumulative amount of dividends on our Common Stock for the measurement period (if any), assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period, by (ii) the Company’s share price at the beginning of the measurement period.

(5)	The dollar amounts reported represent the amount of net income available to common shareholders reflected in the Company’s audited financial statements for the applicable year.

Non-PEO NEO Average Total Compensation Amount	$ 464,561	395,001	323,610
Non-PEO NEO Average Compensation Actually Paid Amount	$ 469,998	366,522	320,012
Compensation Actually Paid vs. Total Shareholder Return

Relationship Between “Compensation Actually Paid” and Performance

The following graphs address the relationship between the compensation “actually paid” by the Company to our NEOs as disclosed in the Pay-for-Performance table and the Company’s (i) cumulative total shareholder return, assuming an initial fixed investment of $100, and (ii) net income, in each case, for the years ended December 31, 2022, 2023 and 2024.

PEO and Average Non-PEO NEOs Compensation Actually Paid vs. Company TSR

Compensation Actually Paid vs. Net Income	PEO Average Other NEOs Compensation Actually Paid vs. GAAP Net Income
Total Shareholder Return Amount	$ 132	81	122
Net Income (Loss)	2,186,000	610,000	1,328,000
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	63,300	(38,100)	14,400
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(316,800)	(351,600)	(288,000)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	95,700	72,000
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	284,400	241,500	302,400
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,437	(28,479)	(3,598)
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(178,463)	(64,408)	(49,911)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	191,400	40,658	45,849
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(7,500)	(4,729)	464
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0